Financial Instruments - Gain (Loss) Recognized In Accumulated Other Comprehensive Income (Loss) on Derivative (Effective Portion) (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Offsetting Assets [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (3,389)	$ (5,180)	$ 24,840
Gain/(Loss) Recognized in Accumulated Other Comprehensive Income - Loss on Derivative (Effective Portion) Location [Member]
Offsetting Assets [Line Items]
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges, Pretax, Accumulated Other Comprehensive Income (Loss)	91	(134)	28,393
Reclassification to Interest and finance costs net due to de-designations [Member}
Offsetting Assets [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(3,596)	(5,265)	(3,753)
Reclassification to Deprecation Expense [Member]
Offsetting Assets [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	116	219	200
Total [Member]
Offsetting Assets [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (3,389)	$ (5,180)	$ 24,840